Loss per share (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of earnings per share

(amounts in thousands of euros, except share data)
BASIC AND DILUTED LOSS PER SHARE	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE THREE MONTHS ENDED JUNE 30, 2026	FOR THE SIX MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2026
Weighted average number of outstanding shares	63,440,023	79,647,974	63,409,688	79,274,779
Net loss for the period	(48,414)	(117,433)	(100,784)	(165,900)
Basic and diluted loss per share (€/share)	(0.76)	(1.47)	(1.59)	(2.09)